SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
For the year ended December 31, 2023
Exercise Price Range (Cdn$)	Opening Balance	During the year			Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Expired
0-0.70	10,831,000	550,000	-	(25,000)	11,356,000	2.04	11,356,000	-
Weighted Average Exercise Price (Cdn$)	0.59	0.50		0.70	0.58		0.53

For the period ended December 31, 2024
Exercise Price Range (Cdn$)	Opening Balance	During the year			Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Expired
0-0.70	11,356,000	7,340,000	(1,470,000)	(2,570,000)	14,656,000	2.89	11,291,000	3,365,000
Weighted Average Exercise Price (Cdn$)	0.58	0.42	0.17	0.36	0.62		0.56	0.40